Business Combinations - Schedule of Aggregate Purchase Price and Fair Value of Assets and Liabilities (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Business Acquisition [Line Items]
Cash consideration		$ 424,722	$ 263,520	$ 9,180
Other assets – non-current		2,048	1,856
Goodwill		1,999,132	3,650,037	$ 3,481,816	[1]
SafetyPay [Member]
Business Acquisition [Line Items]
Cash consideration		449,790
Total purchase price		449,790
Cash and cash equivalents		25,068
Trade and other receivables	[2]	1,895
Deferred tax assets		12
Property, plant and equipment		371
Intangible assets	[3]	223,300
Other assets – non-current		926
Trade and other payables		(20,539)
Deferred tax liability		(65,482)
Net assets acquired		165,551
Goodwill	[4]	$ 284,239
International Card Services ("ICS"), Orbis Ventures S.A.C. ("PagoEfectivo"), and ViaFintech [Member]
Business Acquisition [Line Items]
Cash consideration			285,166
Contingent and deferred consideration payable	[5]		25,781
Other adjustments for working capital			(1,656)
Total purchase price			309,291
Cash and cash equivalents			21,646
Prepaid expenses and other current assets			460
Trade and other receivables	[6]		3,596
Deferred tax assets			74
Property, plant and equipment			216
Intangible assets	[7]		129,036
Other assets – non-current			337
Trade and other payables			(24,101)
Deferred tax liability			(38,093)
Net assets acquired			93,171
Goodwill	[8]		$ 216,120

[1]	In 2021, a change in segments was reported. In connection with this change, $271,456 of goodwill was reallocated to Digital Commerce (former Digital Wallets) using a fair value allocation methodology. The prior periods were recast to reflect this change in the year ended December 31, 2021. Following the current year reevaluation of our reporting units, this portion of goodwill was reallocated back to Merchant Solutions (previously US Acquiring).
[2]	Gross contractual amounts receivable are equal to their book value where appropriate.
[3]	Intangible assets are primarily comprised of customer relationships, brands, and computer software.
[4]	Goodwill was primarily attributed to the expected synergies between the acquired businesses and the Company, the value of the employee workforce, new customer acquisitions and intangible assets that do not qualify for separate recognition at the time of acquisition. The goodwill is not deductible for income tax purposes. Purchase price adjustments of $9,608 were recorded during the year ended December 31, 2022 (Note 5).
[5]	Payable in cash subject to the future financial performance of the acquisitions. Represents the maximum amount of possible payments recognized as of the acquisition date. See Note 17, Fair Value Measurements for further details on our fair value methodology with respect to the contingent and deferred consideration payable.
[6]	Gross contractual amounts receivable are equal to their book value where appropriate.
[7]	Intangible assets are primarily comprised of customer relationships, brands, and computer software.
[8]	Goodwill was primarily attributed to the expected synergies between the acquired businesses and the Company, the value of the employee workforce, new customer acquisitions and intangible assets that do not qualify for separate recognition at the time of acquisition. The goodwill is not deductible for income tax purposes. Purchase price adjustments of $2,330 were recorded during the year ended December 31, 2022 (Note 5).